Pay vs Performance Disclosure - USD ($)	5 Months Ended	12 Months Ended
	Jun. 09, 2021	Dec. 27, 2024	Dec. 29, 2023	Dec. 30, 2022	Dec. 31, 2021	Dec. 25, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
Pay Versus Performance Table
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation
S-K,
the table below discloses, for the last five fiscal years: (i) the total compensation paid (as reported in the Summary Compensation Table (“SCT”)) and the compensation actually paid (“CAP”) to the individuals who served as the Company’s CEO; (ii) the average of the total compensation paid (as reported in the SCT) and the average CAP to the individuals who served as non-CEO
NEOs; (iii) the cumulative total shareholder return of the Company and peer group cumulative total shareholder return; (iv) net income; and (v) net sales.

Year	Summary Compensation Table Total for Current CEO (1) ($)	Compensation Actually Paid to Current CEO (1)(4) ($)	Summary Compensation Table Total for Former CEO (2) ($)	Compensation Actually Paid to Former CEO (2) ($)	Average Summary Compensation Table Total for Non-CEO NEOs (3) ($)	Average Compensation Actually Paid to Non-CEO NEOs (3)(4) ($)	Value of Initial Fixed $100 Investment (5) Based On:		Net Income (in thousands) ($)	Net Sales (7) (in thousands) ($)
							Total Shareholder Return ($)	Peer Group Total Shareholder Return (6) ($)
2024	8,361,979	4,763,001	—	—	1,216,886	1,247,444	171	177	486,084	2,133,316
2023	9,236,066	10,871,942	—	—	1,948,817	2,226,741	175	160	506,511	2,195,606
2022	6,417,072	6,011,113	—	—	1,324,147	1,237,294	134	126	460,645	2,143,521
2021	5,422,139	5,758,222	1,686,160	2,042,742	1,901,127	1,896,267	158	144	439,866	1,987,608
2020	—	—	8,992,789	8,345,564	1,576,933	1,674,459	141	116	330,456	1,650,115

(1)	Mark W. Sheahan became President and Chief Executive Officer effective June 10, 2021.

(2)	Patrick J. McHale served as President and Chief Executive Officer from June 2007 through June 9, 2021.

(3)
The
non-CEO
NEOs were as follows: David M. Lowe, Dale D. Johnson, Peter O’Shea and Ronita Banerjee (2024); David M. Lowe, Dale D. Johnson, Christian E. Rothe and Caroline M. Chambers (2023); David M. Lowe, Dale D. Johnson, Christian E. Rothe and Jeffrey P. Johnson (2022 and 2021); and Mark W. Sheahan, Dale D. Johnson, Christian E. Rothe and Jeffrey P. Johnson (2020).

(4)	The table below sets forth the amounts deducted from and added to SCT total compensation to calculate CAP to Mr. Sheahan and average CAP to the non-CEO NEOs for 2024.

Adjustments	Current CEO ($)	Average of Non-CEO NEOs ($)
Total Compensation from SCT	8,361,979	1,216,886
Adjustments for defined benefit and actuarial pension plans:
Subtract aggregate change in the actuarial present value of accumulated benefits under all defined benefit and pension plans reported in the SCT	1,687,000	31,278
Add service cost	239,000	26,750
Add prior service cost	0	0
Adjustments for stock and option awards:
Subtract SCT amounts of stock and option awards	5,499,794	612,360
Add fair value at 2024 fiscal year-end of awards granted during fiscal year 2024 that are outstanding and unvested at year-end	4,807,728	535,303
+/- The difference between fair value of awards from the end of fiscal year 2023 to the end of fiscal year 2024 for awards granted in any prior fiscal year that are outstanding and unvested at year-end	(1,461,283)	101,064
Add the fair value as of the vesting date for awards granted and vesting during fiscal year 2024	0	0
+/- The change in fair value from the end of fiscal year 2023 to the vesting date for awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied during fiscal year 2024	2,370	11,079
Subtract fair value at end of fiscal year 2023 for awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during fiscal year 2024	0	0
Add dividends or other earnings paid on stock or option awards in 2023 prior to vesting if not otherwise included in total compensation for fiscal year 2024	0	0
Compensation Actually Paid (as calculated)	4,763,001	1,247,444

(5)
Total shareholder return is calculated based on a fixed investment of one hundred dollars measured from the market close on the last trading day of fiscal 2019 through and including the end of each fiscal year reported in the table.

(6)
The peer group used in this Pay Versus Performance table is the Dow Jones U.S. Industrial Machinery Index, which is the same peer group the Company uses for purposes of the stock performance graph in our Annual Report on Form
10-K.

(7)
Our Company-selected measure, which is the measure we believe represents the most important financial performance not otherwise presented in the table above that we use to link CAP to our NEOs for fiscal 2024 to our Company’s performance, is Net Sales, as reported in our Annual Report on Form
10-K.

Company Selected Measure Name		Net Sales
Named Executive Officers, Footnote
(3)
The
non-CEO
NEOs were as follows: David M. Lowe, Dale D. Johnson, Peter O’Shea and Ronita Banerjee (2024); David M. Lowe, Dale D. Johnson, Christian E. Rothe and Caroline M. Chambers (2023); David M. Lowe, Dale D. Johnson, Christian E. Rothe and Jeffrey P. Johnson (2022 and 2021); and Mark W. Sheahan, Dale D. Johnson, Christian E. Rothe and Jeffrey P. Johnson (2020).

Peer Group Issuers, Footnote
(6)
The peer group used in this Pay Versus Performance table is the Dow Jones U.S. Industrial Machinery Index, which is the same peer group the Company uses for purposes of the stock performance graph in our Annual Report on Form
10-K.

PEO Total Compensation Amount		$ 8,361,979
PEO Actually Paid Compensation Amount		$ 4,763,001
Adjustment To PEO Compensation, Footnote
(4)	The table below sets forth the amounts deducted from and added to SCT total compensation to calculate CAP to Mr. Sheahan and average CAP to the non-CEO NEOs for 2024.

Adjustments	Current CEO ($)	Average of Non-CEO NEOs ($)
Total Compensation from SCT	8,361,979	1,216,886
Adjustments for defined benefit and actuarial pension plans:
Subtract aggregate change in the actuarial present value of accumulated benefits under all defined benefit and pension plans reported in the SCT	1,687,000	31,278
Add service cost	239,000	26,750
Add prior service cost	0	0
Adjustments for stock and option awards:
Subtract SCT amounts of stock and option awards	5,499,794	612,360
Add fair value at 2024 fiscal year-end of awards granted during fiscal year 2024 that are outstanding and unvested at year-end	4,807,728	535,303
+/- The difference between fair value of awards from the end of fiscal year 2023 to the end of fiscal year 2024 for awards granted in any prior fiscal year that are outstanding and unvested at year-end	(1,461,283)	101,064
Add the fair value as of the vesting date for awards granted and vesting during fiscal year 2024	0	0
+/- The change in fair value from the end of fiscal year 2023 to the vesting date for awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied during fiscal year 2024	2,370	11,079
Subtract fair value at end of fiscal year 2023 for awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during fiscal year 2024	0	0
Add dividends or other earnings paid on stock or option awards in 2023 prior to vesting if not otherwise included in total compensation for fiscal year 2024	0	0
Compensation Actually Paid (as calculated)	4,763,001	1,247,444

Non-PEO NEO Average Total Compensation Amount		$ 1,216,886	$ 1,948,817	$ 1,324,147	$ 1,901,127	$ 1,576,933
Non-PEO NEO Average Compensation Actually Paid Amount		$ 1,247,444	2,226,741	1,237,294	1,896,267	1,674,459
Adjustment to Non-PEO NEO Compensation Footnote
(4)	The table below sets forth the amounts deducted from and added to SCT total compensation to calculate CAP to Mr. Sheahan and average CAP to the non-CEO NEOs for 2024.

Adjustments	Current CEO ($)	Average of Non-CEO NEOs ($)
Total Compensation from SCT	8,361,979	1,216,886
Adjustments for defined benefit and actuarial pension plans:
Subtract aggregate change in the actuarial present value of accumulated benefits under all defined benefit and pension plans reported in the SCT	1,687,000	31,278
Add service cost	239,000	26,750
Add prior service cost	0	0
Adjustments for stock and option awards:
Subtract SCT amounts of stock and option awards	5,499,794	612,360
Add fair value at 2024 fiscal year-end of awards granted during fiscal year 2024 that are outstanding and unvested at year-end	4,807,728	535,303
+/- The difference between fair value of awards from the end of fiscal year 2023 to the end of fiscal year 2024 for awards granted in any prior fiscal year that are outstanding and unvested at year-end	(1,461,283)	101,064
Add the fair value as of the vesting date for awards granted and vesting during fiscal year 2024	0	0
+/- The change in fair value from the end of fiscal year 2023 to the vesting date for awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied during fiscal year 2024	2,370	11,079
Subtract fair value at end of fiscal year 2023 for awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during fiscal year 2024	0	0
Add dividends or other earnings paid on stock or option awards in 2023 prior to vesting if not otherwise included in total compensation for fiscal year 2024	0	0
Compensation Actually Paid (as calculated)	4,763,001	1,247,444

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Most Important Financial Measures
The table below lists the most important financial performance measures used by the Company to link CAP to the Company’s NEOs to Company performance.

Most Important Financial Performance Measures
Net Sales
Incentive Earnings Per Share
Divisional Net Sales
Divisional Incentive EPS
Regional Net Sales
Regional Incentive EPS

Total Shareholder Return Amount		$ 171	175	134	158	141
Peer Group Total Shareholder Return Amount		177	160	126	144	116
Net Income (Loss)		$ 486,084,000	$ 506,511,000	$ 460,645,000	$ 439,866,000	$ 330,456,000
Company Selected Measure Amount		2,133,316,000	2,195,606,000	2,143,521,000	1,987,608,000	1,650,115,000
Measure:: 1
Pay vs Performance Disclosure
Name		Net Sales
Measure:: 2
Pay vs Performance Disclosure
Name		Incentive Earnings Per Share
Measure:: 3
Pay vs Performance Disclosure
Name		Divisional Net Sales
Measure:: 4
Pay vs Performance Disclosure
Name		Divisional Incentive EPS
Measure:: 5
Pay vs Performance Disclosure
Name		Regional Net Sales
Measure:: 6
Pay vs Performance Disclosure
Name		Regional Incentive EPS
Mark W. Sheahan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 8,361,979	$ 9,236,066	$ 6,417,072	$ 5,422,139	$ 0
PEO Actually Paid Compensation Amount		$ 4,763,001	$ 10,871,942	$ 6,011,113	$ 5,758,222	0
PEO Name		Mark W. Sheahan	Mark W. Sheahan	Mark W. Sheahan	Mark W. Sheahan
Patrick J. McHale [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 0	$ 0	$ 0	$ 1,686,160	8,992,789
PEO Actually Paid Compensation Amount		0	$ 0	$ 0	$ 2,042,742	$ 8,345,564
PEO Name	Patrick J. McHale					Patrick J. McHale
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,687,000)
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		239,000
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		4,807,728
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,461,283)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,370
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | SCT amounts of stock and option awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(5,499,794)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(31,278)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		26,750
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		535,303
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		101,064
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		11,079
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | SCT amounts of stock and option awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (612,360)